PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015
Cost:
Computer equipment	$1,680	$1,575
Office furniture and laboratory equipment	3,545	3,281
Leasehold improvements	1,198	1,196

	6,423	6,052
Accumulated depreciation:
Computer equipment	1,403	1,081
Office furniture and laboratory equipment	1,804	1,396
Leasehold improvements	774	600

	3,981	3,077

Depreciated cost	$2,442	$2,975

Depreciation expenses for the years ended December 31, 2016, 2015 and 2014 were $904, $748 and $299, respectively.